CORNERSTONE CAPITAL ACCESS IMPACT FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS — 97.01%	Shares	Fair Value
Australia — 0.68%
Health Care — 0.33%
CSL Ltd.	106	$19,512

Information Technology — 0.35%
Atlassian Corporation plc, Class A(a)	115	21,309

Total Australia		40,821

Austria — 0.43%
Industrials — 0.43%
Andritz AG(a)	692	25,905

Belgium — 0.19%
Information Technology — 0.19%
Materialise NV - ADR(a)	440	11,097

Bermuda — 0.30%
Information Technology — 0.30%
Marvell Technology Group Ltd.	550	17,941

Brazil — 0.75%
Consumer Staples — 0.31%
Raia Drogasil S.A.	874	18,051

Financials — 0.30%
B3 S.A. - Brasil Bolsa Balcao	2,087	17,829

Utilities — 0.14%
Cia de Saneamento de Minas Gerais S.A.	800	8,631

Total Brazil		44,511

Canada — 0.93%
Industrials — 0.32%
Stantec, Inc.	631	19,063

Information Technology — 0.61%
Canadian Solar, Inc.(a)	510	9,588

Shopify, Inc., Class A(a)	28	21,219
Sierra Wireless, Inc.(a)	645	5,650
		36,457

Total Canada		55,520

Cayman Islands — 0.29%
Utilities — 0.29%
Consolidated Water Company Ltd.	1,183	17,544

China — 6.20%
Communication Services — 2.19%
Baidu, Inc. - ADR(a)	115	12,253
Tencent Holdings Ltd. - ADR	1,401	76,103
Tencent Holdings Ltd.	800	42,356
		130,712
Consumer Discretionary — 3.30%
Alibaba Group Holding Ltd. - ADR(a)	350	72,586
Kandi Technologies Corporation(a)	1,110	3,430
Meituan Dianping(a)	3,400	64,347
Pinduoduo, Inc. - ADR(a)	860	57,508
		197,871
Financials — 0.49%
ZhongAn Online P&C Insurance Company Ltd.(a)	8,300	29,286

Information Technology — 0.22%
Daqo New Energy Corporation - ADR(a)	260	13,304

Total China		371,173

Denmark — 0.83%
Industrials — 0.83%
Vestas Wind Systems A/S	324	32,991
Vestas Wind Systems A/S - ADR	480	16,301

Total Denmark		49,292

Finland — 0.17%
Industrials — 0.17%
Uponor Oyj	812	10,144

France — 3.68%
Consumer Staples — 0.78%
Danone S.A.	475	32,443

Danone S.A. - ADR(a)	1,020	13,954
		46,397
Industrials — 0.89%
Schneider Electric SE	536	53,071

Information Technology — 0.25%
Dassault Systemes SE - ADR	90	15,204

Utilities — 1.76%
Suez Environnement S.A.	2,949	33,407
Veolia Environnement S.A.	3,289	71,833
		105,240

Total France		219,912

Germany — 2.25%
Communication Services — 0.26%
Deutsche Telekom AG - ADR	1,000	15,820

Consumer Discretionary — 0.54%
adidas AG(a)	122	32,108

Health Care — 0.27%
Siemens Healthineers AG - ADR	620	16,033

Industrials — 0.37%
Norma Group SE(a)	754	22,035

Information Technology — 0.81%
Infineon Technologies AG - ADR	760	16,104
JinkoSolar Holding Company Ltd. - ADR(a)	450	7,115
Wirecard AG	238	24,970
		48,189

Total Germany		134,185

Hong Kong — 1.68%
Financials — 0.52%
AIA Group Ltd.	3,800	30,811

Industrials — 0.38%
China Everbright International Ltd.	44,000	22,592

Utilities — 0.78%
Beijing Enterprises Water Group Ltd.	64,000	24,192

China Water Affairs Group Ltd.	34,000	22,677
		46,869

Total Hong Kong		100,272

India — 1.00%
Financials — 1.00%
HDFC Bank Ltd. - ADR	1,424	59,566

Indonesia — 0.50%
Financials — 0.50%
Bank Central Asia Tbk PT	16,800	29,789

Ireland — 1.92%
Industrials — 1.73%
Pentair plc	1,752	68,573
Trane Technologies plc	387	34,911
		103,484
Information Technology — 0.19%
Seagate Technology plc	215	11,404

Total Ireland		114,888

Israel — 0.24%
Information Technology — 0.24%
SolarEdge Technologies, Inc.(a)	100	14,190

Japan — 4.25%
Communication Services — 0.30%
Softbank Corporation - ADR	775	17,701

Consumer Discretionary — 0.26%
Rakuten, Inc.	1,708	15,458

Financials — 0.61%
SBI Holdings, Inc.	1,700	36,399

Industrials — 1.81%
Kurita Water Industries Ltd.	2,800	77,553
Recruit Holdings Company Ltd.	900	30,962
		108,515
Information Technology — 1.27%
Kyocera Corporation - ADR	215	11,597
Tokyo Electron Ltd. - ADR	275	13,855

Yahoo Japan Corporation	12,427	50,703
		76,155

Total Japan		254,228

Kenya — 0.26%
Communication Services — 0.26%
Safaricom Ltd.	57,431	15,350

Mexico — 0.50%
Materials — 0.50%
Orbia Advance Corporation SAB de CV	20,400	29,649

Netherlands — 2.79%
Health Care — 0.24%
Koninklijke Philips N.V.	315	14,320

Industrials — 1.06%
Aalberts N.V.	1,069	29,236
Arcadis N.V.	1,989	33,985
		63,221
Information Technology — 1.49%
Adyen N.V.(a)	38	49,877
ASML Holding N.V.	121	39,329
		89,206

Total Netherlands		166,747

Norway — 0.28%
Industrials — 0.28%
Tomra Systems ASA	460	16,515

Singapore — 0.79%
Communication Services — 0.57%
Sea Ltd. - ADR(a)	424	33,835

Real Estate — 0.14%
City Developments Ltd. - ADR	1,550	8,281

Utilities — 0.08%
SIIC Environment Holdings Ltd.(a)	30,000	4,915

Total Singapore		47,031

South Africa — 0.23%
Financials — 0.23%
Discovery Ltd.	2,423	13,561

South Korea — 0.15%
Information Technology — 0.15%
LG Display Company Ltd. - ADR	2,050	8,692

Spain — 0.37%
Financials — 0.37%
Banco Bilbao Vizcaya Argentaria S.A.	7,131	22,098

Switzerland — 2.62%
Consumer Discretionary — 0.22%
Garmin Ltd.	145	13,075

Consumer Staples — 0.66%
Nestlé S.A.	362	39,088

Financials — 0.17%
Swiss Reinsurance Company Ltd. - ADR	620	10,397

Health Care — 1.12%
CRISPR Therapeutics AG(a)	170	10,979
Lonza Group AG	44	21,569
Roche Holding AG	99	34,243
		66,791
Industrials — 0.23%
ABB Ltd. - ADR	700	13,762

Information Technology — 0.22%
STMicroelectronics N.V.	530	13,171

Total Switzerland		156,284

Taiwan Province of China — 1.19%
Information Technology — 1.19%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,414	71,167

United Kingdom — 4.66%
Consumer Discretionary — 0.41%
Whitbread plc	776	24,222

Consumer Staples — 0.67%
Unilever plc	752	40,223

Industrials — 1.61%
Bunzl plc	1,933	45,025
Costain Group plc	13,552	12,884
Ferguson plc	289	22,716
Spirax-Sarco Engineering plc	129	15,721
		96,346
Utilities — 1.97%
Pennon Group plc	2,242	31,558
United Utilities Group plc	7,647	86,639
		118,197

Total United Kingdom		278,988

United States — 56.88%
Communication Services — 4.69%
Alphabet, Inc., Class A(a)	44	63,075
Alphabet, Inc., Class C(a)	13	18,576
AT&T, Inc.	480	14,813
Facebook, Inc., Class A(a)	165	37,140
Pinterest, Inc.(a)	2,900	58,841
Zillow Group, Inc., Class C(a)	1,509	87,507
		279,952
Consumer Discretionary — 2.44%
Amazon.com, Inc.(a)	21	51,290
Booking Holdings, Inc.(a)	15	24,591
PICO Holdings, Inc.(a)	3,101	25,986
Tesla, Inc.(a)	40	33,400
Vail Resorts, Inc.	55	10,908
		146,175
Consumer Staples — 0.90%
Beyond Meat, Inc.(a)	120	15,395
Hain Celestial Group, Inc. (The)(a)	405	12,749
Natural Grocers by Vitamin Cottage, Inc.	545	7,848
United Natural Foods, Inc.(a)	900	17,640
		53,632
Financials — 3.51%
Charles Schwab Corporation (The)	246	8,834
First Republic Bank	192	20,769
Horizon Technology Finance Corporation	350	3,812
Interactive Brokers Group, Inc., Class A	567	24,012
Intercontinental Exchange, Inc.	464	45,124
LendingClub Corporation(a)	4,391	23,492

LendingTree, Inc.(a)	254	66,045
Silvergate Capital Corporation(a)	1,204	17,566
		209,654
Health Care — 6.63%
Agilent Technologies, Inc.	476	41,954
Bluebird Bio, Inc.(a)	150	9,545
Danaher Corporation	414	68,977
Editas Medicine, Inc.(a)	340	9,204
Exact Sciences Corporation(a)	155	13,311
Gilead Sciences, Inc.	245	19,068
Illumina, Inc.(a)	50	18,153
Intellia Therapeutics, Inc.(a)	570	9,981
Invitae Corporation(a)	490	8,242
Moderna, Inc.(a)	650	39,975
Omnicell, Inc.(a)	135	9,033
Seattle Genetics, Inc.(a)	115	18,079
Teladoc Health, Inc.(a)	160	27,849
Thermo Fisher Scientific, Inc.	83	28,983
Translate Bio, Inc.(a)	740	15,333
UnitedHealth Group, Inc.	125	38,106
Vertex Pharmaceuticals, Inc.(a)	70	20,157
		395,950
Industrials — 8.86%
Acuity Brands, Inc.	100	8,615
Ameresco, Inc., Class A(a)	470	10,086
Deere & Company	288	43,811
Evoqua Water Technologies Corporation(a)	519	9,762
Fortune Brands Home & Security, Inc.	879	53,584
Granite Construction, Inc.	842	14,819
Herman Miller, Inc.	320	7,367
IDEX Corporation	69	10,997
Interface, Inc.	460	3,905
Lindsay Corporation	152	14,276
Mueller Water Products, Inc. - Series A	4,224	39,452
Rexnord Corporation	832	25,043
Roper Technologies, Inc.	112	44,106
SPX Corporation(a)	1,189	47,536
Steelcase, Inc., Class A	550	6,369
Sunrun, Inc.(a)	550	9,185
Toro Company (The)	100	7,107
TPI Composites, Inc.(a)	450	9,338
TransUnion	211	18,207
Trex Company, Inc.(a)	115	13,814
Valmont Industries, Inc.	475	54,150
Verisk Analytics, Inc.	93	16,059

Where Food Comes From, Inc.(a)	2,300	3,680
Xylem, Inc.	872	57,848
		529,116
Information Technology — 25.82%
Adobe, Inc.(a)	103	39,820
Advanced Energy Industries, Inc.(a)	140	9,356
Akamai Technologies, Inc.(a)	140	14,812
Analog Devices, Inc.	120	13,554
ANSYS, Inc.(a)	55	15,565
Apple, Inc.	323	102,695
Applied Materials, Inc.	270	15,169
Arista Networks, Inc.(a)	70	16,342
Autodesk, Inc.(a)	90	18,934
Badger Meter, Inc.	130	7,955
Box, Inc., Class A(a)	560	11,189
Brooks Automation, Inc.	300	11,991
Cadence Design Systems, Inc.(a)	200	18,258
Cloudera, Inc.(a)	860	8,815
Cree, Inc.(a)	210	11,065
DocuSign, Inc.(a)	138	19,284
Enphase Energy, Inc.(a)	390	22,694
Extreme Networks, Inc.(a)	1,060	3,498
First Solar, Inc.(a)	260	12,121
Fortinet, Inc.(a)	125	17,400
Guidewire Software, Inc.(a)	210	21,542
Ichor Holdings Ltd.(a)	160	3,640
International Business Machines Corporation	132	16,487
Intuit, Inc.	156	45,290
Itron, Inc.(a)	454	29,246
Lam Research Corporation	50	13,684
Lumentum Holdings, Inc.(a)	150	10,998
Mastercard, Inc., Class A	118	35,505
MercadoLibre, Inc.(a)	119	101,349
Microchip Technology, Inc.	150	14,403
Micron Technology, Inc.(a)	300	14,373
Microsoft Corporation	327	59,922
Monolithic Power Systems, Inc.	80	16,780
NVIDIA Corporation	121	42,957
Oracle Corporation	280	15,056
Palo Alto Networks, Inc.(a)	65	15,293
PayPal Holdings, Inc.(a)	404	62,624
Power Integrations, Inc.	100	10,835
Proofpoint, Inc.(a)	110	12,790
Pure Storage, Inc., Class A(a)	640	11,270
QUALCOMM, Inc.	190	15,367

salesforce.com, Inc.(a)	170	29,714
Skyworks Solutions, Inc.	125	14,818
Snap, Inc., Class A(a)	1,251	23,694
Splunk, Inc.(a)	385	71,547
Square, Inc., Class A(a)	2,717	220,295
SunPower Corporation(a)	970	7,003
Switch, Inc., Class A	640	12,230
Teradyne, Inc.	195	13,069
Texas Instruments, Inc.	367	43,578
Twilio, Inc., Class A(a)	158	31,221
Ultra Clean Holdings, Inc.(a)	370	7,670
Universal Display Corporation	90	13,194
Visa, Inc., Class A	201	39,243
Workday, Inc., Class A(a)	113	20,728
Xperi Corporation	460	6,325
Zendesk, Inc.(a)	100	8,575
Zscaler, Inc.(a)	209	20,501
		1,543,333
Materials — 0.06%
Schnitzer Steel Industries, Inc., Class A	245	3,847

Real Estate — 1.90%
Alexandria Real Estate Equities, Inc.	90	13,835
Crown Castle International Corporation	110	18,937
CyrusOne, Inc.	200	14,868
Digital Realty Trust, Inc.	120	17,227
Equinix, Inc.	25	17,441
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	265	7,688
Iron Mountain, Inc.	385	9,918
QTS Realty Trust, Inc., Class A	200	13,720
		113,634
Utilities — 2.07%
California Water Service Group	200	9,400
Essential Utilities, Inc.	1,324	57,939
Middlesex Water Company	193	13,097
Ormat Technologies, Inc.	135	9,829
SJW Group	341	21,428
TerraForm Power, Inc., Class A	645	11,855
		123,548

Total United States		3,398,841

Total Common Stocks (Cost $5,362,838)		5,795,901

RIGHTS - 0.08%

Whitbread plc, Expiring 6/9/2020	388	4,800

Total Rights (Cost $5,266)		4,800

MONEY MARKET FUNDS - 1.49%

Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.09%(b)	88,737	88,737

Total Money Market Funds (Cost $88,737)		88,737

Total Investments — 98.58% (Cost $5,456,841)		5,889,438

Other Assets in Excess of Liabilities — 1.42%		84,683

NET ASSETS — 100.00%		$5,974,121

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

ADR - American Depositary Receipt

As of May 31, 2020, the net unrealized appreciation (depreciation) of investments and tax cost for tax purposes was as follows:

Gross unrealized appreciation	$793,772
Gross unrealized depreciation	(361,175)
Net unrealized appreciation/(depreciation) on investments	$432,597

Tax cost of investments	$5,456,841

See accompanying notes which are an integral part of this schedule of investments.

Cornerstone Capital Access Impact Fund

Related Notes to the Schedule of Investments

May 31, 2020

(Unaudited)

The Cornerstone Capital Access Impact Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

Cornerstone Capital Access Impact Fund

Related Notes to the Schedule of Investments – (continued)

May 31, 2020

(Unaudited)

In the event that market quotations are not readily available, Cornerstone Capital, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends up on the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,795,901	$-	$-	$5,795,901
Rights	4,800	-	-	4,800
Money Market Funds	88,737	-	-	88,737
Total	$5,889,438	$-	$-	$5,889,438

(a)	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.